MARKETABLE SECURITIES (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		13 Months Ended
	Oct. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Jan. 26, 2012 Amicor
Realized gain - trading securities				$ 19,702
Net proceeds received from the sale of marketable securities				875,302		875,302
Net proceeds on sale of marketable securities				119,702
Purchase price of options to purchase properties and claims sold to Amicor, shares							10,000,000
Shares of Amicor Sold	2,300,000			3,526,667
Realized gain - available for sale securities	$ 345,000	$ 415,000		$ 755,600		$ 755,600
Sale price per share of Amicor	$ 0.15
Company's percentage ownership of Amicor		19.00%		19.00%		19.00%	26.60%